NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
12.  NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES

	March 31, 2015	December 31, 2014
Secured mortgage note payable for the acquisition of land and building in Bonita Springs, Florida in the amount of $546,000. Principal payments of $4,550 and interest at the rate of Libor plus 3% are due monthly. The balance of the principal amount will be due March 2018. During the three months ended March 31, 2015, the Company made payments of principal and interest in the amounts of $13,650 and $3,536, respectively.	$432,250	$445,900

Term loan from Fifth Third Bank in the original amount of $1,000,000; $660,439 of this amount was used to pay a note payable; $339,561 was used for working capital. This loan is secured by first priority perfected security interest in all personal property of the Company, bears interest at the rate of Libor plus 4.75%, with monthly principal payments of $55,556 plus accrued interest. The note is due May 26, 2015. During the three months ended March 31, 2015, the Company made payments of principal and interest in the amounts of $166,667 and $2,801, respectively.	111,111	277,778

A total of 18 convertible notes payable (the “Convertible Notes Payable”). Certain of the Convertible Notes Payable contain cross default provisions, and are secured by subordinated interest in a majority of the Company’s assets. The Convertible Notes Payable bear interest at the rate of 1.9% per annum; principal and accrued interest are convertible into common stock of the Company at a conversion price of $0.25 per share; however, the interest may be paid in cash by the Company and certain limited amounts of principle may also be prepaid in cash. Effective May 13, 2014, the due date of these notes was extended from May 15, 2014 to December 31, 2015, and in March 2015 the notes were further extended to January 1, 2016. A discount to the notes in the aggregate amount of $732,565 was recorded to recognize the value of the beneficial conversion feature embedded in the extension of the term of the notes. During the three months ended March 31, 2015, $99,157 of this discount was charged to operations. During the three months ended March 31, 2015, the Company accrued interest in the amount of $3,068 on these notes.
	647,565	647,565

Secured vehicle leases payable at an effective interest rate of 9.96% for purchase of truck, payable in monthly installments (including principal and interest) of $614 through January 2015. During the three months ended March 31, 2015, the Company made payments in the aggregate amount of $614 on this lease, consisting of $609 of principal and $5 of interest. The lease was paid on full in January, 2015.	-	609

Twenty-nine convertible notes payable in the amount of $4,500 each to Sam Klepfish, the Company’s CEO and a related party, dated the first of the month beginning on November 1, 2006, issued pursuant to the Company’s then employment agreement with Mr. Klepfish, which provided that the amount of $4,500 in salary is accrued each month to a note payable. These notes are unsecured and may not be prepaid without Mr. Klepfish’s consent. These notes bear interest at the rate of 8% per annum and have no due date. As of July 1, 2014, the notes bear an interest rate of 1.9% and as of November 17, 2014 the interest rate was reduced to 0%. These notes and accrued interest are convertible into common stock of the Company at a conversion price of $0.25 per share. During the three months ended March 31, 2015, the Company accrued interest in the amount of $0 on these notes.
	110,500	110,500

Promissory note in the amount of $200,000 bearing interest at the rate of 1% per annum. Principal in the amount of $100,000 is due June 30, 2015; principal in the amount of $100,000 is due June 30, 2016. The note is convertible into shares of the Company’s common stock at the conversion price of $1.54 per share. During the three months ended March 31, 2015, the Company accrued interest in the amount of $500 on this note.	200,000	200,000

	March 31, 2015	December 31, 2014
Four notes payable to shareholders in the aggregate amount of $1,500,000. These notes are unsecured, currently bear no interest, and mature on August 15, 2017. In the event the notes are not paid when due, amounts not paid under the notes shall bear interest at a rate of 21% per annum until paid in full.	$1,500,000	$1,500,000

Two notes payable to shareholders in the aggregate amount of $699,970. These notes are unsecured, and bear interest at the rate of 4% per annum. These notes are due on August 17, 2017. In the event the notes are not paid when due, amounts not paid under the notes shall bear interest at a rate of 21% per annum until paid in full. During the three months ended March 31, 2015, the Company accrued interest in the amount of $7,000 on these notes.	699,970	699,970

Note payable in monthly installments, including interest at the rate of 2% over prime (5.25% as of March 31, 2015), due October 1, 2019, and secured by all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company, and personally guaranteed by these shareholders. During the three months ended March 31, 2015, principal payments in the aggregate amount of $5,582 were made on this note, and interest expense in the amount of $1,581 was recorded.	118,344	123,926

The Company has a $75,000 line of credit which bears monthly interest at the variable interest rate of 2% over prime rate. The line of credit is overdue. The line of credit is secured by all corporate assets of The Fresh Diet and by a condominium owned by one of the former shareholders of The Fresh Diet. During the three months ended March 31, 2015, interest in the amount of $984 was recorded on this line of credit.	75,000	75,000

Note payable in monthly installments, including interest at the rate of 1.75% over prime adjusted quarterly (5% as of March 31, 2015), due on December 20, 2017, and secured by all assets of The Fresh Diet and personally guaranteed by the spouse of one of its officers. During the three months ended March 31, 2015, principal payments in the aggregate amount of $23,926 were made on this note, and interest expense in the amount of $3,806 was recorded.	292,411	316,337

Note payable issued for acquisition of Diet at Your Doorstep's customer lists due on May 1, 2015, and with quarterly payments in the form of 10% of revenue attributed to sales to customers who transition to The Fresh Diet's meal plans. Total payments are capped at $40,000. During the three months ended March 31, 2015, payments in the amount of $0 were made on this loan.	17,935	17,935

Unsecured note payable for purchase of website domain bearing 0% interest rate and due on November 20, 2017, with monthly payments of $1,065. During the three months ended March 31, 2015, principal payments in the amount of $3,195 were made on this loan.	25,550	28,745

Capital lease obligations under a master lease agreement for vehicles payable in monthly installments, including interest rate ranging from 2.32% to 7.5%, due on various dates through December 1, 2015, and collateralized by the vehicles. During the three months ended March 31, 2015, principal payments in the aggregate amount of $59,458 were made on these capital leases, and interest expense in the amount of $4,709 was recorded.	166,939	226,397

Secured vehicle lease payable at an effective interest rate of 8.26% for purchase of a truck payable in monthly installments (including principal and interest) of $519 through June 2015. During the three months ended March 31, 2015, the Company made payments in the aggregate amount of $1,558 on this lease, consisting of $1,505 of principal and $52 of interest.	1,537	3,042

Total	$4,399,112	$4,673,704

Less: Discount	(297,521)	(396,678)

Net	$4,101,591	$4,277,026

	March 31, 2015	December 31, 2014
Current maturities, net of discount	$1,369,060	$825,311
Long-term portion, net of discount	2,732,531	3,451,715
Total	$4,101,591	$4,277,026

	For the Three Months Ended March 31,
	2015	2014
Discount on Notes Payable amortized to interest expense:	$99,157	$260,035

At March 31, 2015 and December 31, 2014, the Company had unamortized discounts to notes payable in the aggregate amount of $297,521  and $396,678, respectively.

Beneficial Conversion Features

The Company calculates the fair value of any beneficial conversion features embedded in its convertible notes via the Black-Scholes valuation method. The Company also calculates the fair value of any detachable warrants offered with its convertible notes via the Black-Scholes valuation method.  The instruments were considered discounts to the notes, to the extent the aggregate value of the warrants and conversion features did not exceed the face value of the notes. These discounts were amortized to interest expense via the effective interest method over the term of the notes.  The Company did not issue any debt with beneficial conversion features during the three months ended March 31, 2015 or March 31, 2014.

11. NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES

	December 31, 2014	December 31, 2013
Secured mortgage note payable for the acquisition of land and building in Bonita Springs, Florida in the amount of $546,000. Principal payments of $4,550 and interest at the rate of Libor plus 3% are due monthly. The balance of the principal amount will be due March 2018. During the twelve months ended December 31, 2014, the Company made payments of principal and interest in the amounts of $54,600 and $15,444, respectively.	$445,900	$500,500

Term loan from Fifth Third Bank in the original amount of $1,000,000; $660,439 of this amount was used to pay a note payable; $339,561 was used for working capital. This loan is secured by first priority perfected security interest in all personal property of the Company, bears interest at the rate of Libor plus 4.75%, with principal monthly principal payments of $55,556 plus accrued interest. The note is due May 26, 2015. During the twelve months ended December 31, 2014, the Company made payments of principal and interest in the amounts of $666,667 and $32,376, respectively.	277,778	944,444

A total of 18 convertible notes payable (the “Convertible Notes Payable”).  Certain of the Convertible Notes Payable contain cross default provisions, and are secured by subordinated interest in a majority of the Company’s assets. The Convertible Notes Payable bear interest at the rate of 1.9% per annum; principal and accrued interest are convertible into common stock of the Company at a conversion price of $0.25 per share; however, the interest may be paid in cash by the  Company and certain limited amounts of principle may also be prepaid in cash.  During the twelve months ended December 31, 2014 principal in the amount of $120,583 was converted to 482,332 shares of common stock, and accrued interest in the amount of $10,357 was converted to 41,428 shares of common stock.    Also during the twelve months ended December 31, 2014, principal and interest in the amounts of $20,000 and $52,319, respectively, was paid in cash.  Effective May 13, 2014, the due date of these notes was extended from May 15, 2014 to December 31, 2015.  Effective March 31, 2015, the notes were extended to January 1, 2016. A discount to the notes in the aggregate amount of $732,565 was recorded to recognize the value of the beneficial conversion feature embedded in the extension of the term of the notes.  During the twelve months ended December 31, 2014, $335,887 of this discount was charged to operations; in addition, the amount of $371,811 representing a previous discount to these notes was also charge to operations during the period.
	647,565	788,148

Secured vehicle leases payable at an effective interest rate of 9.96% for purchase of truck, payable in monthly installments (including principal and interest) of $614 through January 2015. During the twelve months ended December 31, 2014, the Company made payments in the aggregate amount of $7,368 on this lease, consisting of $6,928 of principal and $440 of interest.	609	7,537

	December 31, 2014	December 31, 2013
Twenty-nine convertible notes payable in the amount of $4,500 each to Sam Klepfish, the Company’s CEO and a related party, dated the first of the month beginning on November 1, 2006, issued pursuant to the Company’s then employment agreement with Mr. Klepfish, which provided that the amount of $4,500 in salary is accrued each month to a note payable.  These notes are unsecured and may not be prepaid without Mr. Klepfish’s consent.  These notes bear interest at the rate of 8% per annum and have no due date.  As of July 1, 2014, the notes bear an interest rate of 1.9% and as of November 17, 2014 the interest rate was reduced to 0%.  These notes and accrued interest are convertible into common stock of the Company at a conversion price of $0.25 per share.  During the twelve months ended December 31, 2014, Mr. Klepfish gifted three notes to an unrelated third parties.  During the twelve months ended December 31, 2014, the Company accrued interest in the amount of $5,189 on these notes.
	$110,500	$110,500

Promissory note in the amount of $200,000 bearing interest at the rate of 1% per annum. Principal in the amount of $100,000 is due June 30, 2015; principal in the amount of $100,000 is due June 30, 2016. The note is convertible into shares of the Company’s common stock at the conversion price of $1.54 per share. During the twelve months ended December 31, 2014, the Company accrued interest in the amount of $1,000 on this note.	200,000	-

Four notes payable to shareholders in the aggregate amount of $1,500,000. These notes are unsecured, currently bear no interest, and mature on August 15, 2017. In the event the notes are not paid when due, amounts not paid under the notes shall bear interest at a rate of 21% per annum until paid in full.	1,500,000	-

Two notes payable to shareholders in the aggregate amount of $699,970. These notes are unsecured, and bear interest at the rate of 4% per annum. These notes are due on August 17, 2017. In the event the notes are not paid when due, amounts not paid under the notes shall bear interest at a rate of 21% per annum until paid in full. During the twelve months ended December 31, 2014, the Company accrued interest in the amount of $10,695 accrued on these notes.	699,970	-

Note payable in monthly installments, including interest at the rate of 2% over prime (5.25% as of December 31, 2014), due October 1, 2019, and secured by all assets of The Fresh Diet, the life insurance policies maintained on two of the shareholders of the Company, and personally guaranteed by these shareholders. During the twelve months ended December 31, 2014, principal payments in the aggregate amount of $5,493 were made on this note, and interest expense in the amount of $2,256 was recorded.	123,926	-

The Company has a $75,000 line of credit which bears monthly interest at the variable interest rate of 2% over prime rate. The line of credit is overdue. The line of credit is secured by all corporate assets and by a condominium owned by one of the former shareholders of FD. During the twelve months ended December 31, 2014, interest in the amount of $1,334 was recorded on this line of credit.	75,000	-

Note payable in monthly installments, including interest at the rate of 1.75% over prime adjusted quarterly (5% as of December 31, 2014), due on December 20, 2017, and secured by all assets of The Fresh Diet and personally guaranteed by the spouse of one of its officers. During the twelve months ended December 31, 2014, principal payments in the aggregate amount of $23,558 were made on this note, and interest expense in the amount of $5,616 was recorded.	316,337	-

Note payable issued for acquisition of Diet at Your Doorstep's customer lists due on May 1, 2015, and with quarterly payments in the form of 10% of revenue attributed to sales to customers who transition to The Fresh Diet's meal plans. Total payments capped at $40,000. During the twelve months ended December 31, 2014, payments in the amount of $159 were made on this loan.	17,935	-

Unsecured note payable for purchase of website domain bearing 0% interest rate and due on November 20, 2017, with monthly payments of $1,065. During the twelve months ended December 31, 2014, principal payments in the amount of $4,260 were made on this loan.	28,745	-

Capital lease obligations under a master lease agreement for vehicles payable in monthly installments, including interest rate ranging from 2.32% to at 7.5%, due on various dates through December 1, 2015, and collateralized by the vehicles.  During the twelve months ended December 31, 2014, new vehicles were added to the master lease in the aggregate amount of $85,464, and vehicles were turned in to the lessor with a balance under the lease of $24,565. During the twelve months ended December 31, 2014, principal payments in the aggregate amount of $54,018 were made on these capital leases, and interest expense in the amount of $6,023 was recorded.
	226,397	-

	December 31, 2014	December 31, 2013
Capital lease obligation for equipment payable in monthly installments, including interest at the rate of 20.35%, due on November 9, 2014, and collateralized by the equipment. During the twelve months ended December 31, 2014, principal payments in the aggregate amount of $12,438 were made on this lease, and interest expense in the amount of $747 was recorded.	$-	$-

Secured vehicle lease payable at an effective interest rate of 8.26% for purchase of truck payable in monthly installments (including principal and interest) of $519 through June 2015. During the twelve months ended December 31, 2014, the Company made payments in the aggregate amount of $6,232 on this lease, consisting of $5,721 of principal and $510 of interest.	3,042	8,764
Total	$4,673,704	$2,359,893
Less: Discount	(396,678)	(371,812)
Net	$4,277,026	$1,988,081

	For the Year Ended December 31,
	2014	2013
Discount on Notes Payable amortized to interest expense:	$707,698	$2,322,909

At December 31, 2014 and 2013, the Company had unamortized discounts to notes payable in the aggregate amount of $396,678 and $371,812, respectively.

Aggregate maturities of long-term notes payable as of December 31, 2014 are as follows:

For the twelve months ended December 31,

2015	$1,593,934
2016	336,559
2017	2,395,126
2018	95,064
2019	80,121
Thereafter	172,900
Total	$4,673,704

Beneficial Conversion Features

The Company calculates the fair value of any beneficial conversion features embedded in its convertible notes via the Black-Scholes valuation method. The Company also calculates the fair value of any detachable warrants offered with its convertible notes via the Black-Scholes valuation method.  The instruments were considered discounts to the notes, to the extent the aggregate value of the warrants and conversion features did not exceed the face value of the notes. These discounts were amortized to interest expense via the effective interest method over the term of the notes.

August 2013 Notes Payable Extension Agreement

Effective August 22, 2013, the Company entered into agreements (the “2013 Notes Payable Extension Agreement”) with certain convertible notes holders regarding twenty-five convertible notes in the aggregate amount of $912,982 in principal and $744,246 in accrued interest.  Pursuant to the 2013 Notes Payable Extension Agreement, the maturity date of each note and accrued interest was extended to May 15, 2014; the interest rate was changed to 5%; and the expiration of each warrant associated with each of the notes was extended to February 1, 2016 or February 1, 2017.

Pursuant to debt extinguishment accounting, the Company charged to interest expense the unamortized amount of the discount on the related convertible notes at August 22, 2013 in the amount of $491,606.  Prior to August 22, 2013, the Company had amortized $637,663 of the discount.  At August 22, 2013, the Company recorded a new discount on the convertible notes which was attributable to the conversion feature and related warrants in the aggregate amount of $826,238, which was charged to additional paid-in capital.  The discount will be amortized over the term of the related notes.

May 2014 Notes Payable Extension Agreement

Effective May 13, 2014, the Company entered into agreements (the “2014 Notes Payable Extension Agreement”) with certain convertible notes holders regarding nineteen convertible notes in the aggregate amount of $732,565 in principal and $684,147 in accrued interest.  Pursuant to the 2014 Notes Payable Extension Agreement, the maturity date of each note and accrued interest was extended to December 31, 2015, the interest rate was reduced to 1.9%, and the noteholders agreed to certain volume limitations.  These notes were subsequently extended to January 1, 2016.  The prior discount had been fully amortized.  At May 13, 2014, the Company recorded a new discount on the convertible notes which was attributable to the conversion in the aggregate amount of $732,467, which was charged to additional paid-in capital.  The discount will be amortized over the term of the related notes.

Revolving Credit and Term Bank Facility

On December 10, 2013, the registrant closed a financing transaction with Fifth Third Bank that provides a $1.0 million revolving credit facility and a $1.0 million term credit facility. Both facilities are secured by the Company’s and its subsidiaries’ tangible and intangible assets pursuant to the terms of a Security Agreement between us, our subsidiaries and Fifth Third Bank dated November 26, 2013.

The revolving credit facility carries an interest rate of 3.25% above LIBOR and matures on November 26, 2015.  The term credit facility carries an interest rate of 4.75% above LIBOR and matures on May 26, 2015. Both facilities are subject to certain financial covenants, dated with an effective date of November 26, 2013.

At December 31, 2013, the Company has utilized the net proceeds of the  $1,000,000 term loan for the following purposes: $660,439 to pay the balance of a note payable to Alpha Capital representing debt acquired to finance the acquisition of Artisan Specialty Foods, Inc.; and $339,561 for working capital.  At the time the Company paid the Alpha Capital note, there were remaining discounts on the note in the aggregate amount of $597,774 which were charged to interest expense during the twelve months ended December 31, 2013.   As of December 31, 2013, the term loan balance outstanding was $944,444; as of December 31, 2014, the term loan balance outstanding was $277,778.

As of December 31, 2014 and 2013, the Company did not have any borrowings on the revolving credit facility.

Acquisition Note

During the twelve months ended December 31, 2014, the Company issued its note payable in the amount of $200,000 pursuant to the acquisition of Organic Food Brokers (see Note 2). Also during the three months ended December 31, 2014, the Company assumed notes payable and capital leases in the aggregate amount of $4,306,774, including $2,199,970 due to related parties, pursuant to the acquisition of The Fresh Diet (see Note 2).

The following table illustrates certain key information regarding our conversion option valuation assumptions at December 31, 2014 and 2013 for options underlying both principal and convertible accrued interest:

	December 31,
	2014		2013
Number of conversion options outstanding		5,785,854		6,475,348
Value at December 31	$	N/A	$	N/A
Number of conversion options issued during the period		446,050		-
Value of conversion options issued during the period	$	N/A	$	N/A
Number of conversion options exercised or underlying notes paid during the period		1,135,544		1,773,603
Value of conversion options exercised or underlying notes paid during the period	$	N/A	$	N/A
Revaluation loss (gain) during the period	$	N/A	$	N/A